Form N-1A Cover	Dec. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund
Entity Central Index Key	0001329377
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Prospectus Date	Sep. 01, 2026